Share Capital, Share Premium and Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Share Premium And Treasury Shares [Abstract]
Schedule of Activities for Share Capital and Share Premium Accounts

The activities for share capital and share premium accounts in 2020, 2021 and 2022 are as follows:

	number of shares		in CHF thousands
	Common shares	Restricted stock awards	Share capital	Share premium
Balance as of December 31, 2019	2,315,045	571,783	289	9,476
Issuance of shares	-	80,327	8	149
Transaction costs	-	-	-	(15)
Balance as of December 31, 2020	2,315,045	652,110	297	9,609
Issuance of shares	-	386,116	39	837
Transaction costs	-	-	-	(12)
Balance as of December 31, 2021	2,315,045	1,038,226	335	10,434
Stock options exercised	53,500	-	5	115
Transaction costs	-	-	-	(9)
Balance as of December 31, 2022	2,368,545	1,038,226	340	10,540